Account and Other Receivables and Contract Assets - Schedule of Aging Analysis of Receivables Generated from Activities (Detail) - Activities Relating To Core Retail Credit And Enablement Service Other Technology Platform Based Service Referral And Guarantee Arrangements [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	¥ 2,071,353	¥ 5,261,747
Not later than one year [member]
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	1,931,422	5,107,630
Later than one year and not later than two years [member]
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	62,799	117,620
Later than two years and not later than three years [member]
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	69,075	30,548
Later than three years [member]
Disclosure of Detailed Information About Maturity Analysis of Receivables [Line Items]
Receivables from specified revenue generating activities	¥ 8,057	¥ 5,949